Information About Components of Consolidated Statements of Financial Position	12 Months Ended
Jun. 30, 2025
Information About Components of Consolidated Statements of Financial Position [Abstract]
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7. INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.1 Cash and cash equivalents

	06/30/2025	06/30/2024
Cash at bank and on hand	767,919	27,210,070
Mutual funds	-	25,784,795
	767,919	52,994,865

7.2 Other financial assets

	06/30/2025	06/30/2024
Current
Investments at fair value	19,722	2,191,286
Mutual funds	-	6,658,805
Other investments	8,234,539	5,817,516
	8,254,261	14,667,607

Non-current
Mutual funds	-	190,080
Investments at fair value	-	437
	-	190,517

The book value is reasonably approximate to the fair value given its short-term nature.

7.3 Trade receivables

	06/30/2025	06/30/2024
Current
Trade debtors	4,519,487	205,490,518
Allowance for impairment of trade debtors (Note 7.16)	-	(7,050,280)
Shareholders and other related parties (Note 17)	-	37
Allowance for credit notes to be issued	-	(2,905,624)
Trade debtors - Joint ventures and associates (Note 13)	1,565,913	2,176,622
Deferred checks	-	11,295,922
	6,085,400	209,007,195

The book value is reasonably approximate to the fair value given its short-term nature.

As of June 30, 2025, there is no allowance for impairment of trade debtors, as the trade debtors mainly was acquired through the Business Combination Agreement consummated in June 16, 2025.

7.4 Other receivables

	06/30/2025	06/30/2024
Current
Taxes	382,957	5,475,685
Insurance to be accrued	11,835	1,595,319
Other receivables - Joint ventures and associates (Note 13)	10,547,409	12,162,870
Prepayments to suppliers	114	7,236,905
Shareholders and other related parties (Note 17)	2,313,179	47,348
Government grants receivable	-	608
Prepaid expenses and other receivables	33,448	3,736,808
Loans receivables	-	1,800,572
Miscellaneous	560,222	2,601,268
	13,849,164	34,657,383

Non-current
Taxes	-	752,045
Other receivables	-	230,000
Reimbursements over exports	-	1,461,042
Other receivables - Joint ventures and associates (Note 13)	664,493	25,423,142
Miscellaneous	-	20,805
	664,493	27,887,034

The book value of financial assets is reasonably approximate to the fair value given its short-term nature.

7.5 Inventories

	06/30/2025	06/30/2024

Seeds	551,290	5,967,231
Resale products	-	53,788,333
Manufactured products	994,360	26,081,250
Goods in transit	-	5,618,540
Supplies	-	22,546,093
Agricultural products	689,832	15,015,884
Allowance for obsolescence (Note 7.16)	-	(3,087,563)
	2,235,482	125,929,768

Net of agricultural products	1,545,650	110,913,884

The roll-forward of allowance for obsolescence is in Note 7.16.

7.6 Biological assets

Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	-	-	220,682	73,452	-	294,134
Initial recognition and changes in the fair value of biological assets at the point of harvest	593,001	435,725	579,313	158,080	(1,256)	1,764,863
Costs incurred during the year	1,959,381	1,814,249	444,303	162,342	55,063	4,435,338
Decrease due to harvest/disposals	(1,275,688)	(1,148,288)	(1,244,298)	(393,874)	(53,807)	(4,115,955)
Loss of control	(1,276,694)	(1,101,686)	-	-	-	(2,378,380)
Year ended June 30, 2025	-	-	-	-	-	-

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	-	-	87,785	59,057	-	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	(352,199)	(32,674)	231,526	106,605	996	(45,746)
Costs incurred during the year	1,423,732	792,235	220,679	73,452	137,680	2,647,778
Decrease due to harvest/disposals	(1,071,533)	(759,561)	(319,308)	(165,662)	(138,676)	(2,454,740)
Year ended June 30, 2024	-	-	220,682	73,452	-	294,134

7.7 Property, plant and equipment

Property, plant and equipment as of June 30, 2025 and 2024, included the following:

Class	Net carrying amount 06/30/2024	Additions	Reclassification within PPE	Disposals	Depreciation of the year	Foreign currency translation	Loss of control	Business combination	Net carrying amount 06/30/2025
Office equipment	503,950	39,611	-	(4,791)	(82,495)	3,947	(449,942)	-	10,280
Vehicles	2,192,627	35,915	-	(17,239)	(882,264)	1,023	(1,330,062)	-	-
Equipment and computer software	528,816	75,297	-	(323)	(273,912)	16,012	(331,763)	-	14,127
Fixtures and fittings	2,805,076	9,084	225,338	(6,789)	(860,822)	6,350	(2,178,237)	-	-
Machinery and equipment	16,722,642	563,352	122,653	(143,947)	(2,895,031)	81,204	(14,449,423)	-	1,450
Land and buildings	39,745,067	-	348,085	-	(1,021,176)	71,315	(39,143,291)	982,939	982,939
Buildings in progress	12,114,256	5,264,663	(696,076)	-	-	9,753	(16,692,596)	2,336,374	2,336,374
Total	74,612,434	5,987,922	-	(173,089)	(6,015,700)	189,604	(74,575,314)	3,319,313	3,345,170
Class	Net carrying amount 06/30/2023	Additions	Reclassification from Investment properties	Disposals	Depreciation of the year	Foreign currency translation	Loss of control	Net carrying amount 06/30/2024
Research instruments	66,131	-	-	-	-	-	(66,131)	-
Office equipment	360,575	238,679	-	-	(81,507)	(13,324)	(473)	503,950
Vehicles	2,053,263	1,077,988	-	(1,677)	(908,040)	(775)	(28,132)	2,192,627
Equipment and computer software	198,364	725,706	-	(8,184)	(354,379)	(27,650)	(5,041)	528,816
Fixtures and fittings	2,925,032	731,699	-	6,295	(812,810)	(1,663)	(43,477)	2,805,076
Machinery and equipment	14,586,768	5,460,655	-	(154,492)	(2,661,097)	(409,769)	(99,423)	16,722,642
Land and buildings	36,211,957	1,835,054	3,222,044	53,217	(982,165)	(595,040)	-	39,745,067
Buildings in progress	11,757,249	683,406	-	(106,421)	-	(207,757)	(12,221)	12,114,256
Total	68,159,339	10,753,187	3,222,044	(211,262)	(5,799,998)	(1,255,978)	(254,898)	74,612,434

The depreciation charge is included in Notes 8.3 - R&D classified by nature and Note 8.4 – Expenses classified by nature and function. The Group has no commitments to purchase property, plant and equipment items.

Revaluation of property, plant and equipment

The Group used to frequently update their assessment of the fair value of its land and buildings taking into account the most recent independent valuations and market data. Last valuations were performed as of June 30, 2023. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 2 or 3 depending on the methodology used.

The following are the carrying amounts that would have been recognized if land and building were stated at cost.

Value at cost
Class of property	06/30/2024
Land and buildings	27,876,636

7.8 Intangible assets

Intangible assets as of June 30, 2025 and 2024 included the following:

Class	Net carrying amount 06/30/2024	Additions	Loss of control) (*)	Additions from business combinations (**)	Transfers/ Disposals	Amortization of the year	Foreign currency translation	Net carrying amount 06/30/2025
Seed and integrated products
Alfalfa Genuity Har Xstra	438,029	-	-	-	-	-	(21,172)	416,857
HB4 soy and breeding program	35,574,369	3,164,283	(36,464,169)	-	-	(2,274,483)	-	-
Integrated seed products	2,681,826	-	(2,526,410)	-	-	(194,339)	38,923	-
Crop nutrition
Microbiological products	41,187,249	286,665	(43,570,818)	-	3,605,198	(1,511,420)	3,126	-
Microbiological products in progress	10,452,861	5,163,500	(11,909,700)	-	(3,706,661)	-	-	-
Other intangible assets
Trademarks and patents	51,316,860	158,557	(47,394,664)	-	-	(4,080,753)	-	-
Trademarks and patents with indefinite useful life	10,045,294	-	(10,045,294)	-	-	-	-	-
Software	1,119,494	16,222	(605,341)	-	146,839	(723,312)	46,098	-
Software in progress	580,728	176,064	(609,953)	-	(146,839)	-	-	-
Customer loyalty	18,934,570	-	(17,565,911)	-	-	(1,368,659)	-	-
RG/RS/OX Wheat	5,000,000	6,528,899	(10,480,817)	-	-	(1,048,082)	-	-
Sustainable agricultural equipment technology	-	-	-	10,719,710	-	-	-	10,719,710
Fungal Biomass	-	-	-	10,775,940	-	-	-	10,775,940
Piggysooy	-	-	-	16,813,781	-	-	-	16,813,781
Safflower GLA	-	-	-	27,857,339	-	-	-	27,857,339
Safflower Chimosin 2.0	-	-	-	2,600,554				2,600,554
Other intangibles	-	-	-	6,074,609	-	-	-	6,074,609
Total	177,331,280	15,494,190	(181,173,077)	74,841,933	(101,463)	(11,201,048)	66,975	75,258,790

(*)	Correspond to the loss of control of BIOX.

(**)	Correspond to The Bioceres Group Business Combination Agreement.

Class	Net carrying amount 06/30/2023	Additions	Additions from business combinations/ (loss of control)(*)	Transfers/ Disposals	Amortization of the year	Foreign currency translation	Net carrying amount 06/30/2024
Seed and integrated products
Alfalfa Genuity Har Xstra	419,061	-	-	-	-	18,968	438,029
Bacillus-PHAs	1,089,536	-	(1,089,536)	-	-	-	-
HB4 soy and breeding program	31,679,114	5,987,247	-	-	(2,091,992)	-	35,574,369
Integrated seed products	2,841,008	-	-	-	(191,559)	32,377	2,681,826
Crop nutrition
Microbiological products	37,295,460	-	-	7,610,115	(3,718,326)	-	41,187,249
Microbiological products in progress	12,213,341	5,869,084	-	(7,610,115)	-	(19,449)	10,452,861
Other intangible assets
Trademarks and patents	51,933,444	44,073	-	-	(670,514)	9,857	51,316,860
Trademarks and patents with indefinite useful life	7,827,309	-	2,217,985	-	-	-	10,045,294
Software	1,638,752	585,313	-	276,128	(1,369,379)	(11,320)	1,119,494
Software in progress	349,171	507,685	-	(276,128)	-	-	580,728
Customer loyalty	23,006,023	-	-	-	(4,071,453)	-	18,934,570
RG/RS/OX Wheat	5,000,000	-	-	-	-	-	5,000,000
Total	175,292,219	12,993,402	1,128,449	-	(12,113,223)	30,433	177,331,280

(*)	USD 1,089,768 correspond to the loss of control of Inmet S.A.

The amortization charge is included in Notes 8.3 - R&D classified by nature and Note 8.4 – Expenses classified by nature and function.

There are no intangibles assets whose use has been restricted or which have been delivered as a guarantee. The Group has not assumed any commitments to acquire new intangibles.

Estimates

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets, because it is dependent upon Group’s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

The Group is required to perform an annual impairment test for non-depreciating assets, either because they are not available for use, have indefinite useful lives, or for other intangible assets when events or changes in circumstances indicate that their carrying amount may not be recoverable. The recoverable amount is determined based on calculations of value in use. This method requires estimating future cash flows and determining a discount rate to calculate the present value of those cash flows.

Management has made the estimates considering the cash flow projections projected by the management. All key assumptions values reflect past experience or, if appropriate, are consistent with external sources of information.

Key assumption	Management’s approach
Discount rate

The discount rate applied was either 16.39% or 11.56%, depending on the target market.

The weighted average cost of capital (WACC) was estimated using the market capital structure plus 2% of risk premium which reflect the higher risk associated with intangible assets.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices and royalties estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

A projection horizon longer than five years was adopted, as the GGUs are linked to biological products that require extended development and regulatory approval timelines across multiple target countries. Due to the nature of these products and the maturity level of the markets involved, a longer time frame is essential to reasonably capture the expected cash flows and the time needed to reach commercial readiness and registration milestones. Projected range period used: 8-18 years.

Management estimates that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

7.9 Goodwill

	06/30/2025	06/30/2024
Rizobacter Argentina S.A.	-	28,080,271
Bioceres Crops S.A.	-	7,523,322
Insumos Agroquímicos S.A.	-	470,090
Pro Farm Group	-	76,089,749
	-	112,163,432

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

Prior to the BIOX deconsolidation, the CGUs were determined as follows:

Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of proprietary and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Bioceres Crops CGU. This CGU is composed of the expected revenues from the commercialization of intensive R&D products that previously were allocated on the equity participation.

Insuagro CGU. This CGU is composed of all revenues collected through Insuagro from the production and sale of proprietary and third-party products, both in the domestic markets.

Pro Farm Group Inc CGU. This CGU is composed of all revenues collected through Pro Farm from the production and sale of proprietary and third-party products, both in the domestic and international markets.

Management has made the estimates considering the cash flow projections projected by the management and third-party valuation reports on the assets, intangible assets and liabilities assumed. The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 14.11% for Rizobacter UGE and for Bioceres Crops UGE, and 9.28% for Pro Farm UGE due to the target market.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

Market share, product prices and royalties.

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The prices (Rizobacter CGU and Pro Farm CGU) and royalties (Bioceres Crops CGU) estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

Terminal value	Rizobacter CGU and Bioceres Crops CGU: The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. Pro Farm CGU: EBITDA multiple (10x)

7.10 Investment properties

	06/30/2025	06/30/2024
Investment properties	-	560,783
	-	560,783

The decrease for the year is attributed to loss of control in BIOX.

The book value of the investment properties does not differ significantly from its fair value.

7.11  Trade and other payables

	06/30/2025	06/30/2024
Current
Trade creditors	6,490,684	108,922,112
Shareholders and other related parties (Note 17)	-	37,985
Trade creditors - Joint ventures and associates (Note 13)	620,034	52,778,206
Taxes	12,647	5,877,930
Miscellaneous	200,568	1,321,303
	7,323,933	168,937,536

The book value of financial liabilities is reasonably approximate to the fair value given its short-term nature.

7.12  Borrowings

	06/30/2025	06/30/2024
Current
Bank borrowings	33,383	94,711,273
Corporate bonds	-	42,035,925
Net loans payables- Joint ventures and associates (Note 13)	10,303,098	1,860,058
Convertible preference shares (Note 17)	15,739,726	-
Financial borrowings	201,077,800	95,903,495
	227,154,007	234,510,751

Non-current
Bank borrowings	1,348,173	17,033,059
Corporate bonds	-	25,071,823
Financial borrowings	-	85,143,423
	1,348,173	127,248,305

Bioceres S.A. is the guarantor of the stock purchase agreement signed on October 28, 2022, between Theo I SCSp and DRACO I-LATAM SPC LTD, as well as the subsequent credit line agreement signed on December 11, 2023, which are included in the investment in Theo I SCSp, as indicated in Note 13 – Joint ventures and associates.

As a result of Theo I SCSp’s default in July 7, 2025, Bioceres S.A., a subsidiary of Bioceres Group, as guarantor, recognized the financial debt with DRACO I-LATAM SPC LTD as of June 30, 2025. The amount recognized of $61.7 million was determined as the difference between the estimated realizable value of Theo I SCSp’s assets and the settlement value of its liabilities. Theo I SCSp is an associate of Bioceres Group, a wholly owned subsidiary of the Company. As of June 30, 2024 and 2023, the fair value of Theo I SCSp’s assets exceeded the value of its liabilities. Accordingly, the value of the guarantee recognized by Bioceres S.A. as of June 30, 2024 and 2023 was zero. See note 8.6.

In December 2024, the Company issued 2,380,952 convertible preference shares for total proceeds of $15 million. These preference shares accrue a 9% per annum payment-in-kind (PIK) return and grant the holder specific conversion rights, including the option to convert into ordinary shares at predefined terms, mandatory conversion provisions, and redemption alternatives contingent on the occurrence of certain events. See Note 21 – Events occurring after the reporting period.

The carrying value of some borrowings as of June 30, 2025 and 2024, are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

As stated in Note 1 – The Group’s business reorganization and general information - “The Bioceres Group Business Combination Agreement”, in June 2025, Bioceres S.A., one of the Argentine subsidiaries of Bioceres Group Limited, defaulted on a portion of its financial debt that was due that month. The aggregate amount is $36.4 million.

In July 2025, Bioceres LLC, a wholly owned subsidiary of Bioceres S.A., received a notice of default on its financial debt in the amount of $69.5 million. The creditor conducted a public auction for 3,062,500 pledged BIOX shares, pursuant to the New York Uniform Commercial Code. Management has responded to the creditor, reserving all rights, remedies, and defenses. As of the date of this report, the current debt amounts to $58.0 million.

	06/30/2025		06/30/2024
	Amortized Cost	Fair value	Amortized Cost	Fair value
Current
Bank borrowings	33,383	33,383	94,711,273	93,301,194
Corporate bonds	-	-	42,035,925	41,492,963
Convertible preference shares	15,739,726	14,179,927	-	-
Financial borrowings	211,380,898	205,082,929	95,903,495	95,480,681

Non current
Bank borrowings	1,348,173	1,348,173	17,033,059	12,206,794
Corporate bonds	-	-	25,071,823	23,845,583
Convertible notes	18,260,456	18,260,456	-	-
Financial borrowings	-	-	85,143,423	81,120,125

7.13  Convertible notes

Convertible notes	06/30/2025	06/30/2024
Non-current
Convertible notes	18,260,456	80,809,686
	18,260,456	80,809,686

Secured Guaranteed Notes

The Secured Guaranteed Notes due 2026 bore interest at 9.0% from the issue date through 24 months after the issue date, 13.0% from 25 through 36 months after the issue date, and 14.0% from 37 through 48 months after the issue date. Interest was payable semi-annually.

On June 18, 2025, BIOX entered into an amendment to the Secured Guaranteed Notes pursuant to which the aggregate principal amount increases from $26,437,485 to $29,081,233, with an annual interest rate of 19%, of which 14% is payable in cash and 5% in kind. BIOX is required to make scheduled amortization payments of $1,000,000 on the last business day of each calendar month and may only be repurchased in full. Had BIOX repurchased it on or before August 5, 2025, a 5% “Prepayment Premium” penalty would have applied. If the repurchase occurred after that date, the penalty increased to 10%. The Prepayment Premium also applied to payments made following acceleration.

The Secured Guaranteed Notes due 2026 had no conversion rights into BIOX ordinary shares.

Secured Convertible Guaranteed Notes

The Secured Guaranteed Convertible Notes were issued for a total principal amount of $55 million. The notes have a 4- year maturity and accrue interest at an annual interest rate of 9%, of which 5% is payable in cash and 4% in-kind. At any time up to maturity the note holders might opt to convert the outstanding principal amount into common shares of BIOX at a strike price of $18 per share. BIOX can repurchase the notes voluntarily 30 months after the issue date.

On June 18, 2025, BIOX entered into an amendment to the Secured Convertible Guaranteed Notes pursuant to which the aggregate principal amount increases from $61,652,927 to $67,868,227, and the maturity date is extended to August 31, 2027. The notes carry an annual interest rate of 15%, of which 5% is payable in cash and 10% in kind. Noteholders have now the option to convert the outstanding principal amount of their Convertible Notes into common shares of BIOX at a reduced strike price of $6 per share. If BIOX raises more than $10,000,000 in common equity, the strike price resets to the lesser of (1) the then-applicable strike price or (2) the price per share at which the new shares are issued (or the weighted average price per share, if issued at varying prices). BIOX may voluntarily repurchase the Convertible Notes; however, it must pay either a “Prepayment Premium Fee” or an “Equity Option Fee.” If the repurchase occurs on or before August 31, 2025, a 5% prepayment penalty applies. If the repurchase had occurred on or before August 31, 2025, a 5% prepayment penalty would have applied. If repurchased between September 1 and prior to October 1, 2025, the penalty would have increased to 7%. For repurchases on or after October 1, 2025, the applicable fee would be the full Equity Option Fee. Additionally, either the Prepayment Premium Fee or the Equity Option Fee will apply in the event of payments made following acceleration.

At inception, the fair value of the liability component of the Secured Convertible Guaranteed Notes was measured using a discount rate of 13.57%. Following the BIOX deconsolidation and as of June 30, 2025, the Secured Convertible Guaranteed Notes are not included within the line item “Convertible Notes” from the Statement of Financial Position.

As of June 30, 2025 a total of $4.8 million was accrued as a Prepayment Premium Fee. (Note 8.5).

Following the BIOX deconsolidation and as of June 30, 2025, the Secured Guaranteed Notes are not included within the line item “Convertible Notes” from the Statement of Financial Position

Convertible Notes

On October 15, 2023, Moolec Science has entered into an agreement to issue a convertible note due 2026 to Invim Corporativo S.L. As of June 30, 2025, the Company has received USD 10,000,000 related to such convertible note. Additionally, the Company signed additional convertible notes for USD 940,000 between October 2023 and June 30, 2024 with local farmers and jointly with the convertible note with Invim Corporativo S.L., are referred to as “the Notes”

The Notes have a term of three years with an early conversion option with a strike price of US $60.00 per share. If the early conversion option is exercised, Moolec Science will have the option to pay the outstanding amount at that date using shares, cash or a combination of both. Initial interest rate on the notes is of 5% per annum payable annually in cash in arrears on anniversary of the date of the notes and on the maturity date, however Moolec Science will have the option at each payment date to capitalize the interest accrued. After the remaining cash payment made during 2024 the interest rate was increased to 10% per annum. Lastly, as per the convertible note with Invim Corporativo S.L., after the in-kind contribution, when received, the interest rate will be calculated in accordance with a formula included in the agreement.

At maturity, Moolec Science will hold the option to deliver ordinary shares, cash, or a combination of cash and ordinary shares. See Note 21 - Events occurring after the reporting period – Notice of Alleged Breach.

7.14  Employee benefits and social security

	06/30/2025	06/30/2024
Current
Salaries, accrued incentives, vacations and social security	202,014	7,280,129
Key management personnel (Note 18)	41,620	226,702
	243,634	7,506,831

The book value is reasonably approximate to the fair value given its short-term nature.

7.15  Deferred revenue and advances from customers

	06/30/2025	06/30/2024
Current
Advances from customers	1,260	3,335,740
Deferred revenue	-	589,061
	1,260	3,924,801
Non current
Advances from customers	-	52,511
Deferred revenue	-	1,872,627
	-	1,925,138

7.16  Changes in allowances and provisions

Item	06/30/2024	Additions	Uses and reversals	Currency conversion difference	Loss of control	06/30/2025
DEDUCTED FROM ASSETS
Allowance for impairment of trade debtors	7,050,280	7,123,716	-	(50,533)	(14,123,463)	-
Allowance for obsolescence	3,087,563	1,547,723	(1,158,036)	29,204	(3,506,454)	-
Total deducted from assets	10,137,843	8,671,439	(1,158,036)	(21,329)	(17,629,917)	-

INCLUDED IN LIABILITIES
Provisions for contingencies	17,484,715	336,919	(309,793)	(89,694)	(1,267,573)	16,154,574
Total included in liabilities	17,484,715	336,919	(309,793)	(89,694)	(1,267,573)	16,154,574
Total	27,622,558	9,008,358	(1,467,829)	(111,023)	(18,897,490)	16,154,574

Item	06/30/2023	Additions	Additions from business combination	Uses and reversals	Currency conversion difference	06/30/2024
DEDUCTED FROM ASSETS
Allowance for impairment of trade debtors	7,425,604	753,428	-	(777,558)	(351,194)	7,050,280
Allowance for obsolescence	2,492,499	586,515	-	(69,582)	78,131	3,087,563
Total deducted from assets	9,918,103	1,339,943	-	(847,140)	(273,063)	10,137,843

INCLUDED IN LIABILITIES
Provisions for contingencies	16,901,773	653,574	355,898	(393,073)	(33,457)	17,484,715
Total included in liabilities	16,901,773	653,574	355,898	(393,073)	(33,457)	17,484,715
Total	26,819,876	1,993,517	355,898	(1,240,213)	(306,520)	27,622,558
Provisions	06/30/2025	06/30/2024
Conditional payment Rizobacter SA	15,916,116	15,916,116
Provisions for contingencies	238,458	1,568,599
	16,154,574	17,484,715

The Group has recorded a provision for probable administrative, judicial and out-of-court proceedings that could arise in the ordinary course of business, based on a prudent criterion according to its professional advisors and on Management’s assessment of the best estimate of the amount of possible claims. These potential claims are not likely to have a material impact on the results of the Group’s operations, its cash flow or financial position.

Management considers that the objective evidence is not enough to determine the date of the eventual cash outflow due to a lack of experience in any similar cases. However, the provision was classified under current or non-current liabilities, applying the best prudent criterion based on Management’s estimates.

There are no expected reimbursements related to the provisions.

In order to assess the need for provisions and disclosures in its consolidated financial statements, Management considers the following factors: (i) nature of the claim and potential level of damages in the jurisdiction in which the claim has been brought; (ii) the progress of the eventual case; (iii) the opinions or views of tax and legal advisers; (iv) experience in similar cases; and (v) any decision of the Group’s management as to how it will respond to the eventual claim.

Conditional payment Rizobacter S.A.

The Group agreed with certain sellers of Rizobacter, a contingent payment of $17.3 million (current value of $15.9 million) conditional on obtaining a favorable resolution that totally rejects the claim of the plaintiff in the nullity trials, file “Harnan Miguel, Marcos and Martina c/ac Mullen Jorge and others s/ Annulment Action”, file No. 76,806 and in the injunction (“embargo”), file “Harnan Miguel, Marcos and Martina c/ Mac Mullen Jorge and others s/ Precautionary Measures”, file No. 76,745. In said cause, 44% of the capital of Rizobacter Argentina S.A. is seized and 30% of the dividends that the taxed shares produce.

If the injunction is lifted, the Group will be required to pay within 12 months of notification, a contingent purchase price of $17.3 million to certain selling shareholders of Rizobacter.

As of June 30, 2025 there is no allowance for obsolescence for inventories, as the inventory was acquired through the Business Combination Agreement consummated in June 16, 2025.

7.17  Government Grants

	06/30/2025	06/30/2024
At the beginning of the year	4,437	349,998
Loss of control (*)	-	(157,043)
Currency conversion difference	255	9,001
Released to the statement of profit or loss	(3,412)	(197,519)
At the end of the year	1,280	4,437

(*)	Correspond to the loss of control of Inmet S.A. in the year 2024

7.18  Warrants

	06/30/2025	06/30/2024
At the beginning of the year	-	-
Additions for the year	1,030,000	-
Additions from business combination	181,093	-
At the end of the year	1,211,093	-